Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
November 30, 2022
LTB-NPRT1-0123
1.813046.118
Nonconvertible Bonds - 62.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,746,251
1.65% 2/1/28	12,588,000	10,806,360
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,032,306
1.162% 4/3/26 (b)	8,933,000	7,934,564
1.591% 4/3/28 (b)	10,000,000	8,458,930
Verizon Communications, Inc.:
2.355% 3/15/32	12,779,000	10,258,085
3% 3/22/27	626,000	587,054
		46,823,550
Media - 0.3%
Comcast Corp. 3.95% 10/15/25	2,610,000	2,565,283
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,401,850
Magallanes, Inc.:
3.638% 3/15/25 (b)	1,048,000	1,000,673
3.755% 3/15/27 (b)	2,049,000	1,867,219
		6,835,025
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	5,568,000	5,284,815
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,261,715
3.5% 4/15/25	6,000,000	5,809,235
		20,355,765
TOTAL COMMUNICATION SERVICES		74,014,340
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 3.1%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,889,000	16,932,893
1.45% 3/2/26 (b)	6,948,000	6,209,396
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	10,000,000	9,957,497
1.05% 3/8/24	2,306,000	2,181,459
1.25% 1/8/26	8,359,000	7,325,772
1.7% 8/18/23	10,000,000	9,734,845
2.35% 2/26/27	7,500,000	6,604,546
3.25% 1/5/23	5,000,000	4,991,343
4.15% 6/19/23	5,231,000	5,195,963
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	13,466,200
3.95% 6/6/25 (b)	3,270,000	3,177,662
		85,777,576
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,409,084
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	1,011,500
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,308,830
		3,320,330
Multiline Retail - 0.5%
Dollar General Corp.:
4.25% 9/20/24	4,000,000	3,940,580
4.625% 11/1/27	4,000,000	3,967,808
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,878,665
		13,787,053
Specialty Retail - 0.4%
AutoZone, Inc. 3.625% 4/15/25	545,000	530,010
Lowe's Companies, Inc. 4.4% 9/8/25	3,537,000	3,511,876
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,471,067
		10,512,953
TOTAL CONSUMER DISCRETIONARY		118,806,996
CONSUMER STAPLES - 5.3%
Beverages - 0.9%
Constellation Brands, Inc. 3.6% 5/9/24	6,000,000	5,881,850
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,466,097
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	9,918,925
		25,266,872
Food & Staples Retailing - 0.9%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	7,321,000	6,945,648
0.95% 2/10/26 (b)	7,891,000	6,924,725
1.3% 2/10/28 (b)	3,614,000	3,024,782
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	8,618,978
		25,514,133
Food Products - 1.6%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	5,515,000	4,806,984
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,295,024
1.375% 1/15/27 (b)	10,440,000	8,816,989
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,183,947
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,194,479
		42,297,423
Tobacco - 1.9%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	940,916
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,751,112
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,296,432
3.95% 6/15/25 (b)	5,000,000	4,818,587
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	7,868,185
4.25% 7/21/25 (b)	13,000,000	12,409,075
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	3,962,648
1.5% 5/1/25	3,501,000	3,238,712
		53,285,667
TOTAL CONSUMER STAPLES		146,364,095
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,827,470
2.061% 12/15/26	1,781,000	1,603,891
		3,431,361
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,423,517
ConocoPhillips Co. 2.4% 3/7/25	3,533,000	3,358,563
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	8,793,570
2.15% 2/16/24	1,379,000	1,329,760
2.5% 2/14/25	1,440,000	1,362,545
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,743,865
3.6% 2/1/23	2,824,000	2,815,041
4.2% 9/15/23	1,441,000	1,430,475
4.25% 3/15/23	6,314,000	6,293,906
4.5% 4/15/24	570,000	562,845
EQT Corp. 5.678% 10/1/25	5,584,000	5,568,700
Equinor ASA:
1.75% 1/22/26	1,120,000	1,027,258
2.875% 4/6/25	7,000,000	6,732,195
Hess Corp. 4.3% 4/1/27	4,500,000	4,325,466
MPLX LP:
1.75% 3/1/26	15,044,000	13,428,529
4.5% 7/15/23	856,000	850,842
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,818,560
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,460,468
6.5% 3/13/27	12,000,000	10,819,200
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,188,351
3.85% 4/9/25	7,000,000	6,845,096
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,319,161
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	2,040,000	2,035,920
		107,533,833
TOTAL ENERGY		110,965,194
FINANCIALS - 32.1%
Banks - 18.4%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	6,977,755
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,283,614
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	11,000,000	10,193,579
1.197% 10/24/26 (c)	13,673,000	12,137,773
1.319% 6/19/26 (c)	16,000,000	14,436,563
1.734% 7/22/27 (c)	7,174,000	6,286,038
4.2% 8/26/24	15,750,000	15,529,297
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,728,193
2.279% 11/24/27 (c)	5,000,000	4,300,574
2.852% 5/7/26 (c)	18,848,000	17,378,131
3.932% 5/7/25 (c)	4,000,000	3,858,399
4.338% 5/16/24 (c)	5,045,000	4,998,734
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	6,442,380
2.219% 6/9/26 (b)(c)	8,627,000	7,922,769
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	17,604,765
2.045% 10/19/27 (b)(c)	6,865,000	5,883,008
4% 9/12/23 (b)	5,000,000	4,913,160
Capital One NA 2.28% 1/28/26 (c)	7,000,000	6,512,158
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	4,963,007
2.014% 1/25/26 (c)	7,350,000	6,824,084
3.106% 4/8/26 (c)	10,000,000	9,485,285
4.4% 6/10/25	3,018,000	2,968,123
5.61% 9/29/26 (c)	4,000,000	4,014,024
Danske Bank A/S 3.875% 9/12/23 (b)	6,000,000	5,911,854
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,050,139
1.605% 3/30/28 (b)(c)	9,570,000	8,136,818
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	815,000	804,366
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	8,568,038
1.645% 4/18/26 (c)	6,567,000	5,900,970
3.803% 3/11/25 (c)	5,000,000	4,842,447
3.95% 5/18/24 (c)	3,000,000	2,964,852
5.21% 8/11/28 (c)	4,327,000	4,175,463
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	3,700,209
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	13,175,670
3.375% 1/12/23 (b)	5,775,000	5,758,140
5.71% 1/15/26 (b)	5,031,000	4,860,687
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	7,855,000	7,305,076
1.045% 11/19/26 (c)	15,000,000	13,232,034
1.47% 9/22/27 (c)	10,000,000	8,680,111
1.514% 6/1/24 (c)	5,770,000	5,661,507
2.083% 4/22/26 (c)	25,219,000	23,428,796
2.956% 5/13/31 (c)	12,053,000	10,050,848
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,000,000	4,879,417
2.438% 2/5/26 (c)	2,636,000	2,437,988
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	7,000,000	6,729,395
1.412% 7/17/25	8,000,000	7,248,477
1.538% 7/20/27 (c)	10,000,000	8,697,388
1.64% 10/13/27 (c)	5,000,000	4,321,578
2.193% 2/25/25	7,200,000	6,761,827
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,495,000	16,807,029
1.234% 5/22/27 (c)	10,000,000	8,650,440
NatWest Group PLC:
2.359% 5/22/24 (c)	4,223,000	4,142,112
4.519% 6/25/24 (c)	10,962,000	10,847,434
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	4,743,895
Rabobank Nederland 1.98% 12/15/27 (b)(c)	7,500,000	6,496,155
Regions Financial Corp. 2.25% 5/18/25	3,135,000	2,934,144
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,402,088
3.45% 6/2/25	5,700,000	5,422,066
5.807% 9/9/26 (c)	3,000,000	2,986,982
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	6,805,765
1.792% 6/9/27 (b)(c)	6,750,000	5,743,105
2.625% 10/16/24 (b)	1,530,000	1,441,233
3.875% 3/28/24 (b)	6,015,000	5,874,932
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	989,000	939,222
1.402% 9/17/26	10,000,000	8,695,381
1.474% 7/8/25	10,000,000	9,116,658
SVB Financial Group 3.125% 6/5/30	3,077,000	2,517,374
Wells Fargo & Co.:
2.164% 2/11/26 (c)	10,000,000	9,323,139
2.188% 4/30/26 (c)	5,000,000	4,656,973
2.406% 10/30/25 (c)	14,000,000	13,193,851
4.3% 7/22/27	7,000,000	6,760,482
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,458,885
		506,884,853
Capital Markets - 6.3%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,146,710
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	7,863,800
2.593% 9/11/25 (b)(c)	4,805,000	4,256,695
6.373% 7/15/26 (b)(c)	4,500,000	4,173,154
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,753,509
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,711,463
1.447% 4/1/25 (c)	6,811,000	6,283,412
2.129% 11/24/26 (c)	14,479,000	12,672,450
2.222% 9/18/24 (c)	22,621,000	21,702,629
2.311% 11/16/27 (c)	7,028,000	5,870,506
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	4,500,000	4,312,942
1.757% 1/24/25 (c)	5,000,000	4,766,066
2.64% 2/24/28 (c)	5,000,000	4,460,685
3.272% 9/29/25 (c)	5,000,000	4,813,600
Intercontinental Exchange, Inc. 4% 9/15/27	7,139,000	6,994,567
Moody's Corp. 4.875% 2/15/24	4,000,000	3,990,460
Morgan Stanley:
0.79% 5/30/25 (c)	10,000,000	9,265,843
0.791% 1/22/25 (c)	11,500,000	10,815,951
2.188% 4/28/26 (c)	5,000,000	4,650,953
2.72% 7/22/25 (c)	3,953,000	3,771,116
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	10,902,571
S&P Global, Inc. 2.45% 3/1/27 (b)	7,508,000	6,904,235
State Street Corp. 2.901% 3/30/26 (c)	305,000	289,978
UBS AG London Branch:
1.25% 6/1/26 (b)	8,000,000	7,010,242
1.375% 1/13/25 (b)	5,000,000	4,628,216
UBS Group AG 1.008% 7/30/24 (b)(c)	7,594,000	7,360,398
		172,372,151
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,300,154
1.75% 1/30/26	7,095,000	6,259,653
2.45% 10/29/26	2,102,000	1,848,279
3.3% 1/23/23	7,000,000	6,978,899
4.125% 7/3/23	1,826,000	1,809,592
4.875% 1/16/24	1,481,000	1,460,058
Ally Financial, Inc.:
1.45% 10/2/23	1,220,000	1,178,123
5.125% 9/30/24	9,760,000	9,682,914
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,770,569
1.878% 11/2/27 (c)	7,000,000	6,074,406
3.9% 1/29/24	3,000,000	2,956,850
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,587,500
3.375% 11/13/25	8,000,000	7,381,040
Hyundai Capital America 1% 9/17/24 (b)	9,737,000	8,942,358
John Deere Capital Corp. 3.4% 6/6/25	5,076,000	4,952,260
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,488,234
4.375% 3/19/24	4,922,000	4,834,005
		81,504,894
Diversified Financial Services - 2.2%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,244,314
Athene Global Funding:
0.95% 1/8/24 (b)	8,877,000	8,416,106
1% 4/16/24 (b)	8,000,000	7,481,988
1.73% 10/2/26 (b)	5,000,000	4,311,891
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	8,062,947
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,598,612
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	943,000	903,035
3.65% 4/5/27 (b)	1,345,000	1,258,995
GA Global Funding Trust 1.25% 12/8/23 (b)	9,500,000	9,085,656
Jackson Financial, Inc.:
1.125% 11/22/23	10,000,000	9,588,588
5.17% 6/8/27	1,397,000	1,369,022
		60,321,154
Insurance - 2.2%
American International Group, Inc. 2.5% 6/30/25	3,334,000	3,148,034
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,473,290
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	12,612,443
1.7% 11/12/26 (b)	5,000,000	4,400,080
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,005,283
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,117,363
1.4% 7/6/27 (b)	8,010,000	6,861,230
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,083,737
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,158,910
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,883,272
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,264,887
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,724,091
		61,732,620
TOTAL FINANCIALS		882,815,672
HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,701,047
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,665,874
		8,366,921
Health Care Providers & Services - 0.3%
Cigna Corp. 0.613% 3/15/24	2,410,000	2,280,464
HCA Holdings, Inc. 3.125% 3/15/27 (b)	7,100,000	6,458,258
		8,738,722
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,388,930
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,356,864
		18,745,794
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,848,624
4.25% 12/15/25 (b)	10,500,000	10,182,463
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,769,135
Elanco Animal Health, Inc. 5.772% 8/28/23	552,000	549,752
GSK Consumer Healthcare Capital 3.125% 3/24/25	8,600,000	8,238,911
Mylan NV 3.125% 1/15/23 (b)	5,791,000	5,771,427
Viatris, Inc. 1.65% 6/22/25	480,000	434,516
		36,794,828
TOTAL HEALTH CARE		72,646,265
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.7%
The Boeing Co.:
1.167% 2/4/23	7,169,000	7,114,906
1.95% 2/1/24	10,390,000	9,996,206
4.875% 5/1/25	3,000,000	2,972,173
		20,083,285
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	4,260,255	3,566,224
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,214,000
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,935,124	2,524,648
		11,304,872
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	548,000	516,929
Commercial Services & Supplies - 0.5%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,422,173
Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	6,309,000	5,978,483
1.2% 3/11/26 (b)	6,674,000	5,950,774
		11,929,257
Machinery - 1.0%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	3,204,000	2,978,316
2% 12/14/26 (b)	5,000,000	4,384,646
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,557,731
Parker Hannifin Corp.:
3.65% 6/15/24	4,750,000	4,643,243
4.25% 9/15/27	3,086,000	2,992,884
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,804,068
		27,360,888
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,875,799
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,347,883
0.8% 8/18/24	4,323,000	3,976,194
2.2% 1/15/27	3,565,000	3,110,428
4.25% 2/1/24	2,597,000	2,550,985
		12,985,490
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,591,411
3.95% 7/1/24 (b)	955,000	909,490
5.5% 1/15/26 (b)	2,089,000	1,978,710
		9,479,611
TOTAL INDUSTRIALS		108,958,304
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	896,000	876,277
Dell International LLC/EMC Corp. 5.45% 6/15/23	4,693,000	4,695,748
		5,572,025
IT Services - 0.1%
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	1,950,235
The Western Union Co. 2.85% 1/10/25	1,242,000	1,181,854
		3,132,089
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	12,678,075
Microchip Technology, Inc. 0.983% 9/1/24	5,060,000	4,678,491
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,736,312
		23,092,878
Software - 0.7%
Oracle Corp.:
1.65% 3/25/26	3,618,000	3,247,474
5.8% 11/10/25	7,000,000	7,170,090
VMware, Inc.:
1% 8/15/24	6,564,000	6,111,924
1.4% 8/15/26	2,882,000	2,534,629
		19,064,117
TOTAL INFORMATION TECHNOLOGY		50,861,109
MATERIALS - 0.8%
Chemicals - 0.8%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,600,000	7,553,532
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,187,144
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,504,064
Nutrien Ltd. 5.9% 11/7/24	3,688,000	3,730,595
		22,975,335
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,163,881
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,877,287
Crown Castle International Corp. 1.35% 7/15/25	566,000	515,089
ERP Operating LP 3.375% 6/1/25	3,000,000	2,886,546
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	581,356
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,292,292
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,664,633
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,195,167
Realty Income Corp. 2.2% 6/15/28	456,000	391,076
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,773,167
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,629,510
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,502,577
3% 1/15/30	4,013,000	3,409,093
3.5% 4/15/24	2,140,000	2,079,941
Vornado Realty LP 2.15% 6/1/26	1,017,000	859,564
Welltower, Inc. 3.625% 3/15/24	4,035,000	3,952,961
		38,774,140
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,315,360
4.1% 10/1/24	372,000	358,002
		3,673,362
TOTAL REAL ESTATE		42,447,502
UTILITIES - 2.7%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,728,182
Duke Energy Corp. 4.3% 3/15/28	4,484,000	4,321,308
Edison International 2.95% 3/15/23	730,000	725,896
Exelon Corp. 2.75% 3/15/27 (b)	681,000	627,704
FirstEnergy Corp.:
1.6% 1/15/26	606,000	535,805
2.05% 3/1/25	3,271,000	3,018,202
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,447,249
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,079,820
Southern Co. 0.6% 2/26/24	3,789,000	3,583,619
Tampa Electric Co. 3.875% 7/12/24	4,358,000	4,257,204
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	9,386,741
		31,711,730
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,098,631
ONE Gas, Inc. 0.85% 3/11/23	2,500,000	2,494,486
		3,593,117
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,313,664
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	3,868,180
		8,181,844
Multi-Utilities - 1.1%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,189,475
3.071% 8/15/24 (c)	5,000,000	4,832,050
DTE Energy Co. 4.22% 11/1/24	8,200,000	8,073,929
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,590,637
2.95% 9/1/29	3,000,000	2,630,278
Sempra Energy 3.3% 4/1/25	3,298,000	3,181,618
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	454,000	372,308
5% 9/27/25	2,810,000	2,821,924
		31,692,219
TOTAL UTILITIES		75,178,910
TOTAL NONCONVERTIBLE BONDS (Cost $1,855,890,720)		1,706,033,722

U.S. Treasury Obligations - 11.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.5% 10/31/27	33,950,700	28,903,186
0.75% 3/31/26 (e)	30,049,700	27,022,427
0.875% 6/30/26	95,000,000	85,162,297
1.25% 12/31/26	89,078,600	80,128,984
1.5% 1/31/27	10,000,000	9,075,000
4.125% 10/31/27	75,000,000	75,955,079
4.25% 9/30/24	20,000,000	19,939,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $338,944,072)		326,186,817

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,848,121	4,819,696
6.5% 7/1/32 to 8/1/36	110,699	116,098
7% 8/1/28 to 6/1/33	77,167	81,915
7.5% to 7.5% 11/1/26 to 2/1/28	16,670	17,255
8.5% 9/1/25	467	478
TOTAL FANNIE MAE		5,035,442
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	8,726	9,079
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	15,092	15,539
7.5% 2/15/28 to 10/15/28	1,922	1,999
8% 6/15/24	9	9
TOTAL GINNIE MAE		17,547
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,422,221)		5,062,068

Asset-Backed Securities - 13.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,339,102	1,663,294
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,859,776	2,273,455
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,555,813	4,332,235
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	10,230,000	9,977,595
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	10,545,000	10,337,422
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(d)	5,000,000	4,906,495
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	4,504,000	4,521,610
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,149,123
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	689,474	553,328
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	8,959,000	8,770,682
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.1686% 2/25/35 (c)(d)	95,875	94,495
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,196,050	3,434,328
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	5,000,000	4,829,621
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	7,981,219	7,658,202
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,704,626	3,130,483
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	2,685,000	2,611,667
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	11,007,000	10,726,366
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	9,969,477	9,805,090
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	7,135,000	6,977,248
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,880,000	10,176,669
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	2,226,893	2,197,486
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,966,000	3,869,454
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	3,531,465	3,402,831
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	9,586,000	9,377,418
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	1,005,609	998,222
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,952,578	3,839,779
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,963,472	1,892,421
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,280,000	1,245,970
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	13,104,121
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,192,153
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,438,000	3,326,151
Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,860,000	7,513,789
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,070,528	835,007
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	8,045,000	7,896,119
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	318,781	317,863
Series 2021-3A Class A, 0.65% 12/15/31 (b)	1,299,785	1,280,032
Series 2022-1A Class A, 1.36% 4/15/32 (b)	3,064,772	2,996,572
Series 2022-2A Class A, 4.25% 8/15/32 (b)	5,084,716	5,008,672
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	386,959	375,443
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	2,131,340	2,088,578
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	10,020,000	9,760,953
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,803,000	9,002,679
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	7,205,366	7,103,979
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(d)	8,521,387	8,316,268
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	40,331	39,288
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,520,938	4,820,002
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,905,000	4,795,273
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (b)	7,726,237	7,559,382
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	5,573,035	4,197,211
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,632,157
1.884% 7/15/50 (b)	1,204,000	1,058,865
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	11,847,677	9,759,749
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	7,582,000	7,405,574
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	9,700,000	9,498,483
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	10,490,000	10,312,677
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	11,241,174	11,036,618
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	1,693	1,597
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	844,010	840,570
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,596,872
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	304,000	229,887
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	31,598	31,431
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,277,683	1,250,355
Series 2021-3 Class A, 0.83% 7/20/31 (b)	2,485,994	2,412,440
Series 2021-4 Class A, 0.84% 9/20/31 (b)	3,958,189	3,819,742
Series 2021-5 Class A, 1.31% 11/20/31 (b)	4,815,313	4,594,432
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,397,312	1,333,817
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	5,679,042	5,128,991
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	7,245,036	6,700,225
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	6,964,401
Class B, 0.69% 5/20/27	8,000,000	7,422,965
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	9,451,900	9,291,473
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	3,029,009	3,000,358
TOTAL ASSET-BACKED SECURITIES (Cost $385,402,161)		363,606,203

Collateralized Mortgage Obligations - 3.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.8%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	3,252,458	2,974,813
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	6,006,195	4,960,490
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,361,031	1,293,023
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,967,046	3,452,421
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,733,156	1,692,271
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,894,581	1,776,391
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,550,031	1,488,162
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,885,097	1,775,504
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,397,599	2,240,253
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	985,172	951,784
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,037,834	1,009,160
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	8,414,595	7,754,891
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	1,062,044	897,214
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,291,922	5,085,525
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	3,327,934	2,828,471
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	7,191,548	6,064,660
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,329,974	1,201,631
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,575,805	2,288,170
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,677,102	2,360,527
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,966,943	2,877,932
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	6,554,162	5,722,812
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	5,173,194	4,691,255
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,084,669	962,334
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,427,978	1,249,673
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	4,391,601	4,003,697
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	3,087,608	2,923,472
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,266,060	1,227,376
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	533	480
TOTAL PRIVATE SPONSOR		75,754,392
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,737,492	1,610,821
Series 2019-33 Class N, 3% 3/25/48	6,234,637	5,865,092
Series 2015-28 Class JE, 3% 5/25/45	1,242,231	1,177,756
Series 2018-3 Class LP, 3% 2/25/47	4,620,876	4,321,881
Series 2019-59 Class AB, 2.5% 10/25/39	2,008,343	1,821,604
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	3,003,463	2,782,052
sequential payer Series 4873 Class CA, 4% 7/15/47	1,989,246	1,942,812
Series 3949 Class MK, 4.5% 10/15/34	48,953	48,621
Series 4472 Class WL, 3% 5/15/45	571,700	541,183
TOTAL U.S. GOVERNMENT AGENCY		20,111,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,913,052)		95,866,214

Commercial Mortgage Securities - 7.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	2,178,000	2,097,986
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,634,130
BANK Series 2021-BN33 Class XA, 1.1716% 5/15/64 (c)(f)	20,590,762	1,192,145
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	6,506,109	6,256,568
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	3,204,458	3,180,070
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(f)	24,628,032	796,606
Series 2020-B17 Class XA, 1.5386% 3/15/53 (c)(f)	49,375,331	3,053,879
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	5,047,000	4,750,335
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	7,152,000	6,959,288
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	4,501,000	4,295,113
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	4,000,000	3,829,475
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	5,150,979	4,941,362
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	4,360,000	4,180,842
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	4,085,000	3,875,631
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	1,624,000	1,616,877
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 4.5753% 1/15/34 (b)(c)(d)	2,100,000	2,027,844
Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	4,309,356	4,125,663
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	614,000	597,587
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	5,022,072	4,933,588
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,734,272	5,955,277
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,417,884	4,667,352
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	1,313,000	1,275,020
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	4,627,061	4,536,791
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	415,902	408,788
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,567,948	1,503,947
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,246,929	2,231,490
Class AM, 3.314% 3/10/46 (b)	1,343,000	1,330,510
Series 2015-CR22 Class ASB, 3.144% 3/10/48	918,831	895,915
Series 2015-CR23 Class ASB, 3.257% 5/10/48	748,935	728,141
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,229,599
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,658,177
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	5,000,000	4,935,444
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,148,147	1,917,360
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,550,727
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,924,011	2,826,557
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	6,073,000	5,793,329
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	2,043,170	1,965,052
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	2,682,000	2,496,293
sequential payer:
Series 2013-GC10 Class A5, 2.943% 2/10/46	873,457	871,986
Series 2014-GC18 Class AAB, 3.648% 1/10/47	141,674	140,024
Series 2014-GC20 Class AAB, 3.655% 4/10/47	201,803	198,486
Series 2014-GC26 Class AAB, 3.365% 11/10/47	1,318,027	1,284,435
Series 2015-GC28 Class AAB, 3.206% 2/10/48	948,343	921,473
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,353,163
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,323,077	4,234,658
Series 2013-GC13 Class A/S, 4.2141% 7/10/46 (b)(c)	9,739,000	9,588,905
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,861,279
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	189,232	186,901
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,537,000	2,446,919
Series 2014-C25 Class ASB, 3.4074% 11/15/47	717,266	698,311
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,468,664
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	386,384	385,549
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	1,512,793	1,508,897
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	2,132,634	2,069,051
Series 2013-C10 Class A5, 3.1425% 12/15/47	1,608,052	1,602,681
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,384,489
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,529,067
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	3,997,740	3,842,312
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (b)(c)(d)	2,266,000	2,166,578
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.3447% 8/15/46 (c)	1,443,000	1,421,044
Series 2014-C15 Class ASB, 3.654% 4/15/47	455,142	448,394
Series 2014-C19 Class ASB, 3.326% 12/15/47	4,384,764	4,280,804
Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,382,624
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,562,739	1,533,172
Series 2015-C22 Class ASB, 3.04% 4/15/48	482,525	468,118
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,561,479
Series 2021-L6 Class XA, 1.3449% 6/15/54 (c)(f)	7,104,484	457,135
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	6,949,694	6,592,604
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	4,056,000	3,875,568
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	755,083	754,021
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	583,014	561,356
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,336,961	1,296,121
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,478,143	3,369,094
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,141,541	3,020,046
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C16 Class ASB, 3.963% 9/15/46	174,523	172,844
Series 2014-C22 Class ASB, 3.464% 9/15/57	1,947,708	1,904,467
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $223,058,963)		209,093,477

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,186,922
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	721,364	721,141
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,293,833
TOTAL MUNICIPAL SECURITIES (Cost $6,484,949)		6,201,896

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,510,888)	3,525,000	3,146,063

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,765,959
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,655,000	6,271,758
Truist Bank 1.5% 3/10/25	3,500,000	3,242,597
TOTAL BANK NOTES (Cost $14,320,577)		13,280,314

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (g) (Cost $7,396,227)	7,394,748	7,396,227

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,946,343,830)	2,735,873,001
NET OTHER ASSETS (LIABILITIES) - 0.5%	12,563,771
NET ASSETS - 100.0%	2,748,436,772

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	306	Mar 2023	62,839,969	159,571	159,571
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,403	Mar 2023	152,324,148	917,902	917,902

TOTAL FUTURES CONTRACTS					1,077,473
The notional amount of futures purchased as a percentage of Net Assets is 7.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,009,534,307 or 36.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,565,688.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	3,289,901	236,128,663	232,022,337	108,171	-	-	7,396,227	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	71,228,803	71,228,803	4,985	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	37,677	-	37,281	104	(7,205)	6,809	-	0.0%
Total	3,327,578	307,357,466	303,288,421	113,260	(7,205)	6,809	7,396,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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